Common Stock, Stock Options, Restricted Stock Awards and Warrants (Details) - USD ($)				3 Months Ended		12 Months Ended
	Sep. 19, 2025	Sep. 10, 2025	Jul. 17, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 10, 2025	Apr. 07, 2025	Dec. 12, 2024	Dec. 02, 2024	Aug. 05, 2024	Aug. 02, 2024	Apr. 29, 2023
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Line Items]
Common stock authorized				400,000,000		400,000,000	100,000,000					110,000,000
Common stock par value (in Dollars per share)				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock authorized				10,000,000		10,000,000	10,000,000
Preferred stock par value (in Dollars per share)				$ 0.0001		$ 0.0001	$ 0.0001
Gross proceeds offering (in Dollars)			$ 7,546,988
Fair value of the warrants (in Dollars)			905,000
Expenses of placement agent fee (in Dollars)			$ 125,000
Common stock per share (in Dollars per share)		$ 1.75
Aggregate shares of common stock				91,836,387		43,276,754
Contractual term						10 years
Fair value exercise price (in Dollars per share)						$ 0.8
Stock-based compensation expense (in Dollars)						$ 8,116,678	$ 7,498,817
Unrecognized total compensation cost (in Dollars)						$ 7,814,682
Unrecognized total compensation cost						1 year 2 months 23 days
Restricted stock awards	11,600,000
Restricted stock awards date	Sep. 19, 2028
Common stock on the date of grant (in Dollars)	$ 20,300,000
Weighted average period						5 years 29 days
Common stock reserved				46,836,387		13,276,754
Warrants outstanding (in Dollars)						$ 6,125,681
Warrant [Member]
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Line Items]
Term of exercisable warrants			5 years
Exercise price per share (in Dollars per share)			$ 1.32
Fair value of the warrants (in Dollars)			$ 8,197,000
Warrant commencement date			Jan. 17, 2026
Weighted average period				3 years 5 months 8 days
Common stock reserved				46,836,387
Warrants outstanding (in Dollars)				$ 15,227,835
Placement Agent Warrants [Member]
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Line Items]
Warrants purchase			272,727	1,816,513
Exercise price per share (in Dollars per share)			$ 1.65
Fair value of the warrants (in Dollars)		$ 717,000	$ 905,000
Percentage of placement agent fee						7.00%
Warrant expire date			Jul. 17, 2030
Percentage of placement agent cash fee			7.00%
Director [Member]
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Line Items]
Purchase of granted options										5,550,000	200,000
Exercise price (in Dollars per share)										$ 1.07	$ 1.02
Common Stock [Member]
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Line Items]
Common stock authorized												100,000,000
Common stock par value (in Dollars per share)												$ 0.0001
Offering shares		5,142,858
Warrants purchase		5,142,858
Exercise price per share (in Dollars per share)		$ 1.92
Gross proceeds from offering (in Dollars)			$ 9,000,000
Gross proceeds offering (in Dollars)			$ 9,000,000
Fair value of the warrants (in Dollars)		$ 6,995,000
Percentage of placement agent fee		7.00%	7.00%
Percentage of placement agent cash fee			7.00%
Net proceeds from common stock offering (in Dollars)		$ 7,619,854
Common stock on the date of grant per share (in Dollars per share)	$ 1.75
Common Stock [Member] | Warrant [Member]
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Line Items]
Warrants purchase		360,000
Exercise price per share (in Dollars per share)		$ 1.84
Gross proceeds from offering (in Dollars)		$ 9,000,000
Common Stock [Member] | Placement Agent Warrants [Member]
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Line Items]
Warrants purchase		205,714	477,273
Exercise price per share (in Dollars per share)		$ 2.1875	$ 1.65
Percentage of placement agent fee		7.00%
Expenses of placement agent fee (in Dollars)		$ 125,000
Warrant commencement date		Mar. 10, 2026	Aug. 17, 2025
Warrant expire date		Mar. 10, 2031	Jul. 17, 2030
Preferred Stock [Member]
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Line Items]
Preferred stock authorized												10,000,000
Preferred stock par value (in Dollars per share)												$ 0.0001
Restricted Stock [Member]
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Line Items]
Stock-based compensation expense (in Dollars)				$ 1,704,015		$ 203,741
Restricted stock awards date	Sep. 19, 2028
Unrecognized total compensation cost related to unvested restricted stock awards (in Dollars)				$ 18,392,245		$ 20,096,259
Weighted average period				2 years 8 months 19 days		2 years 11 months 19 days
Restricted Stock [Member] | Common Stock [Member]
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Line Items]
Common stock on the date of grant (in Dollars)	$ 20,300,000
Common stock on the date of grant per share (in Dollars per share)	$ 1.75
Minimum [Member]
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Line Items]
Contractual term						12 months
Minimum [Member] | Common Stock [Member]
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Line Items]
Common stock authorized									100,000,000					100,000,000
Maximum [Member]
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Line Items]
Contractual term						36 months
Maximum [Member] | Common Stock [Member]
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Line Items]
Common stock authorized									400,000,000					400,000,000
IPO [Member] | Warrant [Member]
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Line Items]
Warrants purchase								6,818,182
Exercise price per share (in Dollars per share)			$ 1.09					$ 1.09
IPO [Member] | Common Stock [Member]
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Line Items]
Offering shares			6,818,182
Warrants purchase			6,818,182
Common stock price per share (in Dollars per share)			$ 1.32
IPO [Member] | Common Stock [Member] | Warrant [Member]
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Line Items]
Common stock price per share (in Dollars per share)			$ 1.09
Common Stock Offerings [Member]
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Line Items]
Warrants purchase			272,727
Exercise price per share (in Dollars per share)			$ 1.65
Warrant commencement date		Mar. 10, 2026	Jan. 17, 2026
Warrant expire date		Mar. 10, 2031	Jul. 17, 2030
Common Stock Offerings [Member] | Common Stock [Member]
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Line Items]
Warrant commencement date			Aug. 17, 2025
Warrant expire date			Jul. 17, 2030
Stock Plans [Member]
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Line Items]
Aggregate shares of common stock													15,000,000	15,000,000
Contractual term				10 years
Stock-based compensation expense (in Dollars)				$ 2,252,035	$ 1,808,478
Unrecognized total compensation cost (in Dollars)				$ 5,562,647
Unrecognized total compensation cost				1 year 29 days